Deferred Charges, net (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 1,081,481
Additions	1,826,949
Spin-off of Handysize tanker vessel (Note 1)	(823,410)
Amortization	(297,344)
Balance at end of period	$ 1,787,676